Trade and Other Receivables	12 Months Ended
Dec. 31, 2022
Trade and other current receivables [abstract]
Trade and Other Receivables
10	TRADE AND OTHER RECEIVABLES

	2021	2022
	RM	RM	USD
Trade receivables
Third parties	5,065,541	15,266,925	3,467,785
Less: Impairment allowance on trade receivables	(1,415,211)	(1,757,638)	(399,236)
	3,650,330	13,509,287	3,068,549
Related party	-	1,305,724	296,587
Net	3,650,330	14,815,011	3,365,136

Deposits	63,590	195,507	44,408
Prepayments	9,971	28,578	6,491
Sundry receivables	817,093	720,437	163,643
Total	4,540,984	15,759,533	3,579,678

Movement in impairment allowance on trade receivables

Beginning balances	-	1,415,211	321,456
Charge off	1,415,211	342,427	77,780
Ending balance	1,415,211	1,757,638	399,236

The average credit period for services rendered is 30 days. No interest is charged on the outstanding balances.

	2021	2022
	RM	RM	USD
Not past due	3,630,571	11,643,721	2,644,798
Past due	1,434,970	4,928,928	1,119,574
Less: Impairment allowance on trade receivables	(1,415,211)	(1,757,638)	(399,236)
Net trade receivables	3,650,330	14,815,011	3,365,136

A majority of the Group’s trade receivables that are neither past due nor impaired are with creditworthy counterparties with good track record of credit history.

(i)	Aging of receivables that are past due the average cr edit period:

	2021	2022
	RM	RM	USD
< 30 days	-	-	-
31 days to 60 days	-	1,862,965	423,161
61 days to 210 days	39,518	-	-
211 days to 240 days	-	-	-
241 days to < 1 year	1,395,452	3,065,963	696,413
Total	1,434,970	4,928,928	1,119,574

In determining the recoverability of a trade receivable
s
, the Group considers any changes in the credit quality of the trade receivables from the date credit was initially granted up to the reporting date. There was no significant change in credit quality for the Group’s trade receivable
s
balances which are past due and partially impaired.

(ii)	These amounts are stated before any deduction for impairment losses and are not secured by any collateral or credit enhancements.

The
impairment allowance in trade receivable has been determined by taking into consideration recovery prospects and past doubtful experience.

As part of the Group’s credit risk management, the
Group
assesses the impairment for its customers based on different group of customers which share common risk characteristics that are representative of the customers’ abilities to pay all amounts due in accordance with the contractual terms.

Impairment allowance on trade receivables has been measured at an amount equal to lifetime expected credit losses (“ECL”). The ECL on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate. The Group has recognized a loss allowance of
100%
against general receivables over 240 days past due because historical experience has indicated that these receivables are generally not recoverable. For specific and individual trade receivables,
t
he Group has access them individually to decide whether the trade receivables have recoverable issues based on the closely contact and past experience to justify it.
There has been no change in the estimation techniques or significant assumptions made during the current reporting period. A trade receivable is written
-
off when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery.

The following table details the risk profile of trade receivables based on the Group’s provision matrix. As the Group’s historical credit loss experience does not show significantly different loss patterns for different customer segments, the provision for loss allowance based on past due status is not further distinguished between the Group’s different customer base:

	Trade receivables – days past due
	Not past due	1 to 30 days	31-60 days	61-210 days	211 – 240 days	Over 241 days	Total
	RM	RM	RM	RM	RM	RM	RM
Expected credit loss rate	-	-	-	50.0%	60.0%	100.0%	-
Lifetime ECL – FY 2021	-	-	-	19,759	-	1,395,452	1,415,211
Lifetime ECL – FY 2022	-	-	-	-	-	1,757,638	1,757,638

The above balances that are not denominated in the functional currency are as follows:

	2021	2022
	RM	RM
United States dollar	1,414,025	3,205,795